HUNTINGTON ASSET SERVICES, INC.
2960 N. Meridian St., Suite 300
Indianapolis, IN 46208

September 8, 2011

EDGAR  CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. Stirling:

We are enclosing Post-Effective Amendment No. 195 (“PEA No. 195”) to the registration statement on Form N-1A of Unified Series Trust in respect of its series, the FCI Value Equity Fund (the “Value Equity Fund”) and the FCI Bond Fund (the “Bond Fund,” and together with the Value Equity Fund, the “Funds”).

The Value Equity Fund was formerly known as the FCI Equity Fund.  The Value Equity Fund has changed its name and it investment strategy, so that it now invests using an equity value strategy as opposed to an equity growth strategy as disclosed in the currently effective prospectus.  Please note that these changes will not result in a change in the Value Equity Fund’s non-fundamental policy to invest at least 80% of its net assets in equity securities under normal circumstances.  Shareholders of the Value Equity Fund will receive a copy of the revised prospectus, as well as a letter notifying them of the change in investment strategy.   There are no material changes with regard to the Bond Fund at this time.

PEA No. 195 reflects the changes described above and has been marked to show changes from the Funds’ currently effective prospectus and SAI dated January 28, 2011.  We respectfully request that the SEC staff selectively review only those sections that contain material changes as follows:

Summary Prospectus (Value Equity Fund):
Principal Investment Strategies
Principal Risks

Statutory Prospectus (Value Equity Fund):
Principal Investment Strategies of the Value Equity Fund
Principal Risks of Investing in the Value Equity Fund

We look forward to receiving your comments.  Please contact Dee Anne Sjögren at (314) 552-6295 with any questions or comments.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President